Average Annual Total Returns - First Trust Long-Short Equity ETF	First Trust Long-Short Equity ETF 1 Year	First Trust Long-Short Equity ETF 5 Years	First Trust Long-Short Equity ETF Since Inception	First Trust Long-Short Equity ETF Inception Date	First Trust Long-Short Equity ETF After tax on distributions 1 Year	First Trust Long-Short Equity ETF After tax on distributions 5 Years	First Trust Long-Short Equity ETF After tax on distributions Since Inception	First Trust Long-Short Equity ETF After tax on distributions and sale of fund shares 1 Year	First Trust Long-Short Equity ETF After tax on distributions and sale of fund shares 5 Years	First Trust Long-Short Equity ETF After tax on distributions and sale of fund shares Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	2.36%	6.71%	6.89%	Sep. 08, 2014	2.17%	6.38%	6.55%	1.39%	5.10%	5.28%	18.40%	15.22%	12.73%